U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


    1.   Name and address of issuer:   The Yacktman Fund, Inc.
                                       303 West Madison Street
                                       Chicago, IL  60606

    2. Name of each series or class of funds for which this notice is filed:

         Yacktman Fund Common Stock, Par Value .0001 per share

    3.   Investment Company Act File Number:     811-6628

         Securities Act File Number:   33-47044

    4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                  [ ]

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                   0

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                   0

    9. Number and aggregate sale price of securities sold during the fiscal year:

                    42,529,240 shares - $474,370,875

    10 Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                    42,529,240 shares - $474,370,875

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                     1,129,634 shares - $12,284,222

    12.  Calculation of registration fee:

         (i)     Aggregate sale price of securities
                 sold during the fiscal year in
                 reliance on rule 24f-2 (from
                 Item 10):                             $474,370,875
                                                        -----------
         (ii)    Aggregate price of shares issued
                 in connection with dividend
                 reinvestment plans (from Item 11,
                 if applicable):                      +  12,284,222
                                                      -------------
         (iii)   Aggregate price of shares redeemed
                 or repurchased during the fiscal
                 year (if applicable):                - 302,132,299
                                                      -------------
         (iv)    Aggregate price of shares redeemed
                 or repurchased and previously
                 applied as a reduction to filing
                 fees pursuant to rule 24e-2 (if
                 applicable):                                     0

         (v)     Net aggregate price of securities
                 sold and issued during the fiscal
                 year in reliance on rule 24f-2
                 [line (i), plus line (ii), less
                 line (iii), plus line (iv)] (if
                 applicable):                         + 184,522,798
                                                      -------------
         (vi)    Multiplier prescribed by
                 Section 6(b) of the Securities Act
                 of 1933 or other applicable law or
                 regulation (see Instruction C.6):     x     1/5000
                                                       ------------
         (vii)   Fee due [line (i) or line (v)
                 multiplied by line (vi)]:               $   36,905
                                                         ==========

    Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures
         (17 CFR 202.3a).

                                                 [X]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

                            January 9, 1996

                               SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*     /s/  Donald A. Yacktman,
                                   President

                                  _________________________

    Date January 9, 1996

        *Please print the name and title of the signing officer
                          below the signature.